Related party disclosure (Detail 16) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	967	889
UBS debt instruments (par values)	$ 2	$ 13
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	1,977	547
UBS debt instruments (par values)	$ 8	$ 3
UBS shares held by pension and other post-employment benefit plans
Number of shares (in thousands of shares)	15,701	16,712
Fair value	$ 198	$ 207
UBS AG
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	929	831
UBS AG debt instruments (par values)	$ 1	$ 9
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	1,778	547
UBS AG debt instruments (par values)	$ 5	$ 2
UBS shares held by pension and other post-employment benefit plans
Number of shares (in thousands of shares)	14,991	15,934
Fair value	$ 189	$ 197